CONTRACT LIABILITIES	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

NOTE 10 – CONTRACT LIABILITIES

The balances of contract liabilities are as follows:

	As of June 30,
	2025	2024
Contract liabilities, current	$5,007,811	$7,032,566
Total	$5,007,811	$7,032,566

Movement of contract labilities were as followings:

	For the years ended June 30,
	2025	2024
Beginning Balance	$7,032,566	$9,426,113
Addition during the year, net	3,209,501	3,681,685
Redemptions recognized as revenue during the year	(2,154,986)	(2,589,166)
Expired recognized as revenue during the year	(3,057,412)	(3,516,607)
Translation difference	(21,858)	30,541
Ending Balance	$5,007,811	$7,032,566